Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 54.66	$ 45.51
Dividend yield	0.92%	1.10%
Risk-free interest rate	3.52%	1.50%
Expected option life | yr	5.9	6.1
Expected volatility	42.00%	41.00%
Forfeiture rate	1.93%	1.43%